Regulatory Matters Regulatory Assets (Details) - MidAmerican Energy Company [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Regulatory Assets [Line Items]
Regulatory Assets, Noncurrent	$ 1,044	$ 908
Remaining Amounts of Regulatory Assets for which No Return on Investment During Recovery Period is Provided	1,000	904
Deferred Income Tax Charge [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Noncurrent	$ 858	730
Regulatory Asset, Amortization Period	25 years
Asset Retirement Obligation Costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Noncurrent	$ 94	62
Regulatory Asset, Amortization Period	6 years
Pension and other postretirement costs [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Noncurrent	$ 39	42
Regulatory Asset, Amortization Period	11 years
Unrealized loss on regulated derivative contracts [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Noncurrent	$ 20	38
Regulatory Asset, Amortization Period	1 year
Other Regulatory Assets (Liabilities) [Member]
Regulatory Assets [Line Items]
Regulatory Assets, Noncurrent	$ 33	$ 36
Regulatory asset amortization period years	Various